PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 23,544
Net interest on net defined benefit liability/asset	77,498
Total	101,042
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	2,183
Net interest on net defined benefit liability/asset	7,062
Total	9,245
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	21,361
Net interest on net defined benefit liability/asset	70,436
Total	R$ 91,797